Schedule of Basic and Diluted Net Loss Per Share Attributable to Common Stockholders (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Earnings Per Share [Abstract]
Net loss	$ (2,830)	$ (3,484)	$ (22,770)	$ (39,316)
Net loss available to common stockholders	$ (2,830)	$ (3,484)	$ (22,770)	$ (39,316)
Basic WASO	786,745	692,615	705,185	667,114
Dilutive common stock equivalents
Diluted WASO	786,745	692,615	705,185	667,114
Net loss per share attributable to common stockholders, basic	$ (3.60)	$ (5.03)	$ (32.29)	$ (58.93)
Net loss per share attributable to common stockholders, diluted	$ (3.60)	$ (5.03)	$ (32.29)	$ (58.93)
Less: Adjustment due to warrant modifications